Taxes (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Taxes (Details) [Line Items]
Description of income tax	The applicable VAT rate is 6% for general taxpayers and 3% for small-scale taxpayer.
Statutory income tax rate, percentage	15.00%
Preferential tax rate	15.00%
Description of income tax law	Therefore, SDH is eligible to enjoy a preferential tax rate of 15% from 2017 to 2023 to the extent it has taxable income under the EIT Law.
Annual taxable income description	For qualified small and thin-profit enterprises, the annual taxable income up to RMB 1 million (inclusive) is subject to an effective EIT rate of 2.5% from 1 January 2021 to 31 December 2022; where the annual taxable income exceeds RMB 1 million but does not exceed RMB 3 million (inclusive), the amount in excess of RMB 1 million is subject to an effective EIT rate of 5% from 1 January 2022 to 31 December 2024; the annual taxable income up to RMB 1 million (inclusive) is subject to an effective EIT rate of 5% from 1 January 2023 to 31 December 2024. Shidong Health was eligible to enjoy a preferential tax rate of 2.5% in 2022.
PRC EIT rate	25.00%
Accumulated operating loss	$ 10,130,515	$ 9,096,354
Hong Kong [Member]
Taxes (Details) [Line Items]
Rate of income tax, description	From year of assessment of 2019/2020 onwards, Hong Kong profit tax rates are 8.25% on assessable profits up to HK$2,000,000, and 16.5% on any part of assessable profits over HK$2,000,000.
China [Member]
Taxes (Details) [Line Items]
Statutory income tax rate, percentage	25.00%